UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09155
Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

August 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance New Jersey Municipal Income Trust	as of August 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 171.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 22.0%
$250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$239,037
250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	227,625
220	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	203,368
3,000	New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	3,085,980
3,500	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	3,545,675
1,650	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,672,836
965	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	1,066,798
3,150	Rutgers State University, 5.00%, 5/1/39(1)	3,277,197

		$13,318,516

Electric Utilities — 2.9%
$270	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$252,677
1,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,478,040

		$1,730,717

General Obligations — 2.1%
$1,365	Puerto Rico Public Buildings Authority, (Commonwealth Guaranteed), 5.25%, 7/1/29	$1,264,973

		$1,264,973

Health Care-Miscellaneous — 0.4%
$300	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$250,083

		$250,083

Hospital — 24.0%
$90	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$64,562
100	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	81,091
2,750	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,205,170
2,515	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,434,092
3,025	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,826,832
1,525	New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	1,525,793
1,750	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	1,753,360
2,930	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,580,832
1,075	New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,087,782

		$14,559,514

Housing — 4.6%
$715	New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$630,751
2,340	New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	2,189,351

		$2,820,102

Industrial Development Revenue — 13.0%
$1,000	Gloucester County Improvements Authority, (Waste Management, Inc.), (AMT), 7.00% to 12/1/09 (Put Date), 12/1/29	$1,007,570
500	Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	495,640
800	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	801,592
3,220	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	2,465,167
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	604,440

Principal
Amount
(000’s omitted)	Security	Value
$750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	$761,010
2,080	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,753,274

		$7,888,693

Insured-Education — 5.7%
$3,365	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/35(1)	$3,471,469

		$3,471,469

Insured-Electric Utilities — 2.1%
$1,250	Vineland, (Electric Utility), (NPFG), (AMT), 5.25%, 5/15/26	$1,248,513

		$1,248,513

Insured-Gas Utilities — 8.3%
$5,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$5,015,450

		$5,015,450

Insured-General Obligations — 5.2%
$760	Egg Harbor Township School District, (FSA), 3.50%, 4/1/28	$668,466
1,240	Lakewood Township, (AGC), 5.75%, 11/1/31	1,376,933
1,000	Newark Housing Authority, (South Ward Police Facility), (AGC), 6.75%, 12/1/38	1,099,310

		$3,144,709

Insured-Hospital — 7.0%
$750	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	$764,130
1,495	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,518,382
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	507,820
1,380	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,429,721

		$4,220,053

Insured-Housing — 5.3%
$3,390	New Jersey Housing and Mortgage Finance Agency, (Multi-Family Housing), (FSA), (AMT), 5.05%, 5/1/34	$3,220,195

		$3,220,195

Insured-Industrial Development Revenue — 1.3%
$885	New Jersey Economic Development Authority, (New Jersey American Water Co, Inc.), (FGIC), (NPFG), (AMT), 5.25%, 7/1/38	$763,127

		$763,127

Insured-Lease Revenue/Certificates of Participation — 4.4%
$1,500	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,604,760
1,000	New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	1,087,920

		$2,692,680

Insured-Other Revenue — 1.7%
$1,015	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,053,611

		$1,053,611

Insured-Special Tax Revenue — 11.7%
$6,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/25	$2,831,220
4,315	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	1,689,107
2,020	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	730,695
200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	197,696
7,185	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	394,959
2,745	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	312,820

Principal
Amount
(000’s omitted)	Security	Value
$5,445	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$581,254
3,425	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	341,335

		$7,079,086

Insured-Student Loan — 5.1%
$3,000	New Jersey Higher Education Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$3,115,860

		$3,115,860

Insured-Transportation — 5.4%
$2,520	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), (BHAC), 0.00%, 12/15/26	$1,010,495
5,570	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	1,561,494
400	Port Authority of New York and New Jersey, (FGIC), (NPFG), (AMT), 5.00%, 8/1/36	391,296
315	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	335,160

		$3,298,445

Insured-Water and Sewer — 4.7%
$3,095	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$2,858,140

		$2,858,140

Lease Revenue/Certificates of Participation — 6.3%
$1,500	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,550,940
2,250	New Jersey Health Care Facilities Financing Authority, (Contract Hospital Asset Transportation Program), 5.25%, 10/1/38	2,283,997

		$3,834,937

Other Revenue — 7.8%
$7,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$211,248
13,280	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	202,918
2,700	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	2,795,310
4,270	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	244,842
1,820	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	1,245,881

		$4,700,199

Senior Living/Life Care — 2.7%
$465	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$415,575
770	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	663,232
815	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	584,868

		$1,663,675

Special Tax Revenue — 1.2%
$100	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$84,220
175	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	134,860
500	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	510,435

		$729,515

Student Loan — 1.0%
$570	New Jersey Higher Education Assistance Authority, 5.625%, 6/1/30	$588,291

		$588,291

Transportation — 15.9%
$250	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	$270,320
815	New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	888,815
3,100	New Jersey Turnpike Authority, 5.25%, 1/1/40	3,208,469
980	Port Authority of New York and New Jersey, 4.50%, 11/1/33	980,706

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Port Authority of New York and New Jersey, 5.00%, 9/1/34	$1,028,600
1,995	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	2,102,171
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,184,576

		$9,663,657

Total Tax-Exempt Investments — 171.8% (identified cost $107,470,470)		$104,194,210

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.1)%		$(33,426,340)

Other Assets, Less Liabilities — (16.7)%		$(10,133,344)

Net Assets Applicable to Common Shares — 100.0%		$60,634,526

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	-	Berkshire Hathaway Assurance Corp.
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance, Inc.
NPFG	-	National Public Finance Guaranty Corp.
XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2009, 39.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 12.3% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

A summary of financial instruments outstanding at August 31, 2009 is as follows:

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Termination Date	Depreciation
JPMorgan Chase Co.	$1,362,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(154,198)
Merrill Lynch Capital Services, Inc.	2,187,500	4.517	3-month USD- LIBOR-BBA	December 1, 2009 / December 1, 2039	(142,064)

					$(296,262)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts.

At August 31, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $296,262.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$95,320,628

Gross unrealized appreciation	$2,794,816
Gross unrealized depreciation	(6,093,234)

Net unrealized depreciation	$(3,298,418)

FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$104,194,210	$—	$104,194,210

Total Investments	$—	$104,194,210	$—	$104,194,210

Liability Description
Interest Rate Swaps	$—	$(296,262)	$—	$(296,262)

Total	$—	$(296,262)	$—	$(296,262)

The Trust held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	October 26, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	October 26, 2009